OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities
	As of March 31,	As of March 31,
	2024	2023
Advances from customers	$73,953	$655,922
Employee benefits payable	7,277	9,900
Loan payable to the third party[1]	2,289,167	-
Deposit	50,000	-
Others	139,984	57,488
Total	$2,560,381	$723,310